Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 52,914	$ 60,891
Tier 1 Capital	59,785	67,121
Total Capital	68,718	75,309
TLAC	114,402	120,663
Risk-Weighted Assets	424,197	363,997
Leverage Exposures	$ 1,413,036	$ 1,189,990
CET1 Ratio	12.50%	16.70%
Tier 1 Capital Ratio	14.10%	18.40%
Total Capital Ratio	16.20%	20.70%
TLAC Ratio	27.00%	33.10%
Leverage Ratio	4.20%	5.60%
TLAC Leverage Ratio	8.10%	10.10%